UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Par (000)	Value
Certificates of Deposit

Euro — 4.8%
Mitsubishi UFJ Trust and Banking Corp., 0.29%, 4/15/13	$ 1,000	$999,422
National Australia Bank Ltd., London (a):
0.44%, 4/10/13	1,000	1,000,000
0.31%, 10/21/13	1,000	1,000,000

Yankee (b) — 29.2%
Bank of Montreal, Chicago (a):
0.43%, 7/17/13	500	500,000
0.37%, 1/10/14	500	500,000
Bank of Nova Scotia, Houston (a):
0.30%, 2/11/13	500	500,000
0.26%, 2/15/13	1,000	1,000,000
0.36%, 1/02/14	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 5/30/13	468	468,000
BNP Paribas, NY, 0.32%, 3/11/13	1,000	1,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.32%, 1/08/14	1,000	1,000,000
0.31%, 2/04/14	500	500,000
Credit Suisse, NY:
0.32%, 2/04/13	500	500,000
0.28%, 6/06/13	1,000	1,000,000
DnB Bank ASA, NY, 0.28%, 7/19/13	500	500,000
Natixis, NY, 0.49%, 4/01/13	750	750,000
Nordea Bank Finland Plc, NY, 0.27%, 7/17/13	195	194,996
Rabobank Nederland NV, NY:
0.42%, 10/29/13 (a)	1,000	1,000,000
0.40%, 1/08/14	500	500,000
0.39%, 1/17/14	1,000	1,000,000
Royal Bank of Canada, NY, 0.45%, 5/16/13 (a)	500	500,000
Skandinaviska Enskilda Banken, NY, 0.31%, 3/28/13	1,000	1,000,000
Societe Generale, NY:
0.41%, 3/04/13	1,000	1,000,000
0.31%, 5/02/13	750	750,000
Sumitomo Mitsui Banking Corp., NY:
0.32%, 2/01/13	1,000	1,000,000
0.39%, 2/13/13	500	500,000
Toronto - Dominion Bank, NY:
0.32%, 3/18/13	1,000	1,000,000
0.30%, 7/22/13	500	500,000
Westpac Banking Corp., NY, 0.38%, 7/10/13 (a)	500	500,000
Total Certificates of Deposit – 34.0%	21,162,418

Commercial Paper
Aspen Funding Corp., 0.30%, 3/04/13 (c)	1,000	999,742

Par (000)	Value
Commercial Paper

Australia & New Zealand Banking Group Ltd., 0.37%, 1/17/14 (a)	$ 500	$500,000
Bedford Row Funding Corp., 0.35%, 8/16/13 (c)	1,000	998,094
BNP Paribas Finance, Inc., 0.33%, 5/06/13 (c)	250	249,785
Cancara Asset Security, LLC, 0.25%, 3/18/13 (c)	1,000	999,687
CRC Funding, LLC, 0.32%, 2/19/13 (c)	1,500	1,499,760
Credit Suisse, NY, 0.28%, 3/06/13 (c)	1,000	999,743
Erste Abwicklungsanstalt, 0.34%, 5/29/13 (c)	1,000	998,895
Fairway Finance Corp., 0.21%, 3/18/13 (c)	500	499,869
Govco LLC, 0.31%, 2/15/13 (c)	1,000	999,879
HSBC Bank Plc, 0.66%, 4/25/13 (c)	1,000	998,488
ING US Funding, LLC, 0.25%, 2/25/13 (c)	1,000	999,833
Mizuho Funding, LLC (c):
0.28%, 3/05/13	1,000	999,751
0.27%, 4/02/13	500	499,771
Mont Blanc Capital Corp., 0.25%, 4/08/13 (c)	1,000	999,542
Nordea North America, Inc. (c):
0.30%, 5/16/13	1,000	999,133
0.28%, 7/15/13	195	194,751
0.28%, 7/16/13	195	194,750
NRW.Bank, 0.17%, 2/07/13 (c)	1,000	999,972
Old Line Funding, LLC, 0.19%, 4/17/13 (c)	500	499,802
Societe Generale North America, Inc., 0.40%, 3/05/13 (c) 500 499,822
Sumitomo Mitsui Trust Bank Ltd. (c):
0.15%, 2/01/13	1,000	1,000,000
0.32%, 2/11/13	1,000	999,910
0.17%, 2/19/13	500	499,958
Westpac Banking Corp.:
0.50%, 4/02/13 (c)	500	499,583
0.48%, 8/09/13 (c)	500	498,740
0.35%, 1/24/14 (a)	500	500,000
Total Commercial Paper – 33.2%	20,629,260

Corporate Notes

Australia & New Zealand Banking Group Ltd., 0.36%, 1/10/14 (d)	1,000	1,006,461
JPMorgan Chase Bank NA, 0.37%, 5/17/13 (a)	635	635,000

Total Corporate Notes – 2.7%	1,641,461

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Par (000)	Value

Municipal Bonds (e)

City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.25%, 2/07/13 (d)	$ 700	$700,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.09%, 2/06/13	1,000	1,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K2 (JPMorgan Chase Bank LOC), 0.09%, 2/06/13	600	600,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC), 0.12%, 2/01/13	700	700,000
Michigan State HDA, Refunding RB, VRDN, Series D (Fannie Mae LOC, Freddie Mac LOC), 0.10%, 2/06/13	395	395,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.10%, 2/07/13	550	550,000
Rhode Island Housing & Mortgage Finance Corp., M/F, MRB, VRDN, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.11%, 2/07/13	1,000	1,000,000

State of California, GO, VRDN, Series C-4 (JPMorgan Chase & Co. LOC), 0.08%, 2/01/13	1,100	1,100,000

Total Municipal Bonds – 9.7%	6,045,000

US Government Sponsored Agency Obligations

Freddie Mac Variable Rate Notes:
0.17%, 5/13/13 (f)	1,000	999,523
0.21%, 9/13/13	2,000	1,999,256

Total US Government Sponsored Agency Obligations – 4.8%	2,998,779

Par (000)	Value

US Treasury Obligations

US Treasury Bill, 0.09%, 8/22/13 (c)	$ 500	$499,740
US Treasury Notes:
2.50%, 3/31/13	1,000	1,003,704
1.37%, 5/15/13	1,000	1,003,298
0.12%, 9/30/13	500	499,864

Total US Treasury Obligations – 4.8%	3,006,606

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $5,074,023 collateralized by various US Government Sponsored Agency Obligations, 0.42% - 2.50% due 5/15/14 - 10/15/15, par and fair values of $5,033,000 and $5,175,699, respectively)	5,074	5,074,000
Mizuho Securities USA, 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $1,000,005 collateralized by a US Government Sponsored Agency Obligation, 0.00% due 6/25/41, par and fair values of $2,167,481 and $1,070,000, respectively)	1,000	1,000,000
Mizuho Securities USA, 0.76%, 2/01/13 (Purchased on 12/05/12 to be repurchased at $600,013 collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligations, 1.70% - 6.61% due 2/25/36 - 1/25/42, par and fair values of $7,568,487 and $656,868, respectively)	600	600,000

Total Repurchase Agreements – 10.7%	6,674,000
Total Investments (Cost - $62,157,524*) – 99.9%	62,157,524
Other Assets Less Liabilities – 0.1%	35,026
Net Assets – 100.0%	$62,192,550

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2013	2

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$62,157,524	—	$62,157,524

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $4,972 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2013	3

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 26, 2013

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 26, 2013